Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 022
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value.

	Thousands of Dollars
	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$781,204	$—	$—	$781,204
Common Stock	1,072,048	—	—	1,072,048
Self-Directed Brokerage Accounts	46,576	—	—	46,576
STIF	—	9,956	—	9,956
Total in fair value hierarchy	$1,899,828	$9,956	$—	$1,909,784

Investments measured at net asset value*
Common/Collective Trusts				5,259,946
Total investments, at fair value				$7,169,730

	Thousands of Dollars
	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,010,120	$—	$—	$1,010,120
Common Stock	1,195,289	—	—	1,195,289
Total in fair value hierarchy	$2,205,409	$—	$—	$2,205,409

Investments measured at net asset value*
Common/Collective Trusts				3,761,427
Total investments, at fair value				$5,966,836

*In accordance with FASB ASC Subtopic 820-10, “Fair Value Measurement – Overall”, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.